Operating Segments (Schedule of Segment Reporting Information, by Segment) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Operating Revenue		$ 3,166	$ 3,059	$ 7,049	$ 6,172
Net Income (Loss) from discontinued operations including noncontrolling interest	[1]	168	212	449	623
Net income (loss) attributable to Dominion Energy		599	(453)	1,596	258
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		3,166	3,059	7,049	6,172
Adjustments & Eliminations
Segment Reporting Information [Line Items]
Operating Revenue		0	0	0	0
Net Income (Loss) from discontinued operations including noncontrolling interest		0	0	0	0
Net income (loss) attributable to Dominion Energy		0	0	0	0
Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		0	0	0	0
Adjustments & Eliminations
Segment Reporting Information [Line Items]
Operating Revenue		(235)	(210)	(470)	(426)
Eliminations
Segment Reporting Information [Line Items]
Operating Revenue		(235)	(210)	(470)	(426)
Dominion Energy Virginia
Segment Reporting Information [Line Items]
Operating Revenue		2,251	2,170	4,635	4,335
Dominion Energy Virginia | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		2,252	2,173	4,636	4,342
Net Income (Loss) from discontinued operations including noncontrolling interest		0	0	0	0
Net income (loss) attributable to Dominion Energy		392	442	776	958
Dominion Energy Virginia | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		(1)	(3)	(1)	(7)
Dominion Energy South Carolina
Segment Reporting Information [Line Items]
Operating Revenue		773	815	1,618	1,614
Dominion Energy South Carolina | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		771	812	1,615	1,610
Net Income (Loss) from discontinued operations including noncontrolling interest		0	0	0	0
Net income (loss) attributable to Dominion Energy		68	124	159	233
Dominion Energy South Carolina | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		2	3	3	4
Contracted Energy
Segment Reporting Information [Line Items]
Operating Revenue		131	167	442	415
Contracted Energy | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		126	161	434	405
Net Income (Loss) from discontinued operations including noncontrolling interest		0	0	0	0
Net income (loss) attributable to Dominion Energy		(44)	(27)	69	30
Contracted Energy | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		5	6	8	10
Corporate and Other
Segment Reporting Information [Line Items]
Operating Revenue		246	117	824	234
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		17	(87)	364	(185)
Net Income (Loss) from discontinued operations including noncontrolling interest		168	212	449	623
Net income (loss) attributable to Dominion Energy		183	(992)	592	(963)
Corporate and Other | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		$ 229	$ 204	$ 460	$ 419

[1]	Includes income tax expense (benefit) of $38 million and $32 million for the three months ended June 30, 2023 and 2022, respectively, and $94 million and $132 million for the six months ended June 30, 2023 and 2022, respectively.